NOTE 8 - Leases: Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets at beginning of period	$ 9,024	$ 1,845
Additions other than through business combinations, right-of-use assets	399	8,351
Increase (decrease) in right-of-use assets	(85)	(758)
Increase (decrease) through other changes, right-of-use assets	228	386
Operating Lease, Right-of-Use Asset, Periodic Reduction	(1,160)	(800)
Right-of-use assets at end of period	8,406	9,024
Building
Right-of-use assets at beginning of period	8,858	1,789
Additions other than through business combinations, right-of-use assets	399	8,194
Increase (decrease) in right-of-use assets	(78)	(758)
Increase (decrease) through other changes, right-of-use assets	225	382
Operating Lease, Right-of-Use Asset, Periodic Reduction	(1,082)	(749)
Right-of-use assets at end of period	8,322	8,858
Vehicles
Right-of-use assets at beginning of period	166	56
Additions other than through business combinations, right-of-use assets	0	157
Increase (decrease) in right-of-use assets	(7)	0
Increase (decrease) through other changes, right-of-use assets	3	4
Operating Lease, Right-of-Use Asset, Periodic Reduction	(78)	(51)
Right-of-use assets at end of period	$ 84	$ 166